John Hancock Funds III

John Hancock International Core Fund

Supplement dated 9–18–12 to the Prospectus dated 7–1–2012

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the John Hancock International Core Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section is amended and restated as follows:

Dr. David Cowan	Dr. Thomas Hancock
Co-director of the Quantitative Equity Team	Co-director of the Quantitative Equity Team
Joined fund in 2009	Joined fund at inception

In the “Fund details—Who’s who” section, under the “Subadviser” heading, the information about the portfolio managers is amended and restated, as follows:

Dr. David Cowan

•	Co-director of the Quantitative Equity Team

•	Joined fund in 2009

•	Joined GMO in 2006

Dr. Thomas Hancock

•	Co-director of the Quantitative Equity Team

•	Joined fund at inception

•	Joined GMO in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

John Hancock International Growth Fund

Supplement dated 9–18–12 to the Prospectus dated 7–1–2012

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the John Hancock International Growth Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section is amended and restated as follows:

Dr. David Cowan	Dr. Thomas Hancock
Co-director of the Quantitative Equity Team	Co-director of the Quantitative Equity Team
Joined fund in 2009	Joined fund at inception

In the “Fund details—Who’s who” section, under the “Subadviser” heading, the information about the portfolio managers is amended and restated, as follows:

Dr. David Cowan

•	Co-director of the Quantitative Equity Team

•	Joined fund in 2009

•	Joined GMO in 2006

Dr. Thomas Hancock

•	Co-director of the Quantitative Equity Team

•	Joined fund at inception

•	Joined GMO in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

John Hancock International Core Fund

John Hancock International Growth Fund

Supplement dated 9–18–12 to the Prospectus dated 7–1–2012

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the John Hancock International Core Fund and the John Hancock International Growth Fund (each, a “Fund” and collectively, the “Funds”) and Sam Wilderman is no longer a portfolio manager of the Funds. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section of each Fund is amended and restated as follows:

Dr. David Cowan	Dr. Thomas Hancock
Co-director of the Quantitative Equity Team	Co-director of the Quantitative Equity Team
Joined fund in 2009	Joined fund at inception

In the “Fund details—Who’s who” section, under the “Subadvisers” heading, the information about the Funds’ portfolio managers is amended and restated, as follows:

Dr. David Cowan

•	Co-director of the Quantitative Equity Team

•	Joined fund in 2009

•	Joined GMO in 2006

Dr. Thomas Hancock

•	Co-director of the Quantitative Equity Team

•	Joined fund at inception

•	Joined GMO in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

John Hancock International Core Fund

Supplement dated 9–18–12 to the Prospectus dated 7–1–2012

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the John Hancock International Core Fund (the “Fund”) and Sam Wilderman is no longer a portfolio manager of the Fund. Accordingly, all references to Sam Wilderman in the Prospectus are hereby deleted and the information under the “Portfolio management” heading in the “Fund summary” section is amended and restated as follows:

Dr. David Cowan	Dr. Thomas Hancock
Co-director of the Quantitative Equity Team	Co-director of the Quantitative Equity Team
Joined fund in 2009	Joined fund at inception

In the “Fund details—Who’s who” section, under the “Subadvisers” heading, the information about the Fund’s portfolio managers is amended and restated, as follows:

Dr. David Cowan

•	Co-director of the Quantitative Equity Team

•	Joined fund in 2009

•	Joined GMO in 2006

Dr. Thomas Hancock

•	Co-director of the Quantitative Equity Team

•	Joined fund at inception

•	Joined GMO in 1995

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated 9-18-2012 to the Statement of Additional Information dated 7-1-2012

John Hancock International Core Fund

John Hancock International Growth Fund

Effective immediately, Dr. David Cowan and Dr. Thomas Hancock are the portfolio managers responsible for managing the John Hancock International Core Fund and John Hancock International Growth Fund (the “Funds”) and Sam Wilderman is no longer a portfolio manager of the Funds.

The following amends and restates the portfolio manager information presented in Appendix B to the SAI relating to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) regarding the portfolio managers of the Funds. All references and information relating to Sam Wilderman are hereby deleted.

The following table reflects information as of September 11, 2012:

Senior Members— JHF III Funds	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world- wide)		Separate accounts managed (world-wide)
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Dr. David Cowan	21	$43,942,441,871.91	8	$3,753,519,070.41	42	$8,274,542,139.36
Dr. Thomas Hancock	21	$43,942,441,871.91	8	$3,753,519,070.41	42	$8,274,542,139.36

	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world- wide) for which GMO receives a performance- based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Dr. David Cowan	0	0	2	$1,806,753,348.37	6	$1,346,760,781.70
Dr. Thomas Hancock	0	0	2	$1,806,753,348.37	6	$1,346,760,781.70

Ownership of fund shares. Dr. David Cowan did not beneficially own any shares of the Funds as of September 11, 2012.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.